Senior Notes Payable - Schedule of Senior Notes and New Notes Issued (Parentheticals) (Details) - Senior Notes [Member]	Jul. 11, 2025	Mar. 26, 2025	Dec. 31, 2023
5.50% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	5.50%
6.50% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	6.50%	6.50%	6.50%
5.00% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	5.00%
6.00% Senior Notes due 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	6.00%
5.25% Senior Notes due 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	5.25%
8.00% New Notes principal due in 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Interest rate	8.00%